Accrued Expenses And Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses and Other Current Liabilities [Line Items]
Deposit received for the sale of property, plant and equipment	$ 8,086	$ 1,658
Government subsidies	4,593	2,180
Social insurance and benefits payables	3,907	4,030
Payables for purchases of property plant and equipment	1,871	5,212
Accrued professional fees	1,257	876
Payables to suppliers	1,243	1,844
Accrued operating expenses	1,201	769
Accrued wages	770	820
Accrued interest expense	407	115
Other tax payables	362	104
Commission payable	236	39
Warranty provision	193	179
Contract deposit for constructor	169	165
Rental payable		3,311
Accrued expenses and other current liabilities	$ 24,295	$ 21,302